DESCRIPTION OF BUSINESS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DESCRIPTION OF BUSINESS
Long-term financial liabilities account		$ 23,674,154	$ 13,056,121	$ 8,604,359
Pre-funded notes
DESCRIPTION OF BUSINESS
Long-term financial liabilities account	$ 17,000,000
Convertible notes	17,000,000
Group
DESCRIPTION OF BUSINESS
Long-term financial liabilities account	17,000,000
Net proceeds	$ 35,500,000